Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

The medical device market in which we primarily participate is largely technology driven. As a result, intellectual property rights, particularly patents and trade secrets, play a significant role in product development and differentiation. Over the years, there has been litigation initiated against us by others, including our competitors, claiming that our current or former product offerings infringe patents owned or licensed by them. Intellectual property litigation is inherently complex and unpredictable. In addition, competing parties frequently file multiple suits to leverage patent portfolios across product lines, technologies and geographies and to balance risk and exposure between the parties. In some cases, several competitors are parties in the same proceeding, or in a series of related proceedings, or litigate multiple features of a single class of devices. These forces frequently drive settlement not only for individual cases, but also for a series of pending and potentially related and unrelated cases. Although monetary and injunctive relief is typically sought, remedies and restitution are generally not determined until the conclusion of the trial court proceedings and can be modified on appeal. Accordingly, the outcomes of individual cases are difficult to time, predict or quantify and are often dependent upon the outcomes of other cases in other geographies.

During recent years, we successfully negotiated closure of several long-standing legal matters and recently received favorable legal rulings in several other matters; however, there continues to be outstanding intellectual property litigation particularly in the coronary stent market. Adverse outcomes in one or more of these matters could have a material adverse effect on our ability to sell certain products and on our operating margins, financial position, results of operations and/or liquidity.

In the normal course of business, product liability, securities and commercial claims are asserted against us. Similar claims may be asserted against us in the future related to events not known to management at the present time. We maintain an insurance policy providing limited coverage against securities claims, and we are substantially self-insured with respect to product liability claims and fully self-insured with respect to intellectual property infringement claims. The absence of significant third-party insurance coverage increases our potential exposure to unanticipated claims or adverse decisions. Product liability claims, securities and commercial litigation, and other legal proceedings in the future, regardless of their outcome, could have a material adverse effect on our financial position, results of operations and/or liquidity.

In addition, like other companies in the medical device industry, we are subject to extensive regulation by national, state and local government agencies in the United States and other countries in which we operate. From time to time we are the subject of qui tam actions and governmental investigations often involving regulatory, marketing and other business practices. These qui tam actions and governmental investigations could result in the commencement of civil and criminal proceedings, substantial fines, penalties and administrative remedies and have a material adverse effect on our financial position, results of operations and/or liquidity.

We record losses for claims in excess of the limits of purchased insurance in earnings at the time and to the extent they are probable and estimable. In accordance with ASC Topic 450, Contingencies, we accrue anticipated costs of settlement, damages, losses for general product liability claims and, under certain conditions, costs of defense, based on historical experience or to the extent specific losses are probable and estimable. Otherwise, we expense these costs as incurred. If the estimate of a probable loss is a range and no amount within the range is more likely, we accrue the minimum amount of the range.

Our accrual for legal matters that are probable and estimable was $491 million as of December 31, 2012 and $299 million as of December 31, 2011, and includes estimated costs of settlement, damages and defense. The increase in our legal accruals was primarily due to litigation-related charges recorded during the year. During 2012 and 2011, we recorded litigation-related charges in the amount of $192 million and $48 million, respectively. We continue to assess certain litigation and claims to determine the amounts, if any, that management believes will be paid as a result of such claims and litigation and, therefore, additional losses may be accrued and paid in the future, which could materially adversely impact our operating results, cash flows and/or our ability to comply with our debt covenants.

In management's opinion, we are not currently involved in any legal proceedings other than those specifically identified below, which, individually or in the aggregate, could have a material adverse effect on our financial condition, operations and/or cash flows. Unless included in our legal accrual or otherwise indicated below, a range of loss associated with any individual material legal proceeding cannot be estimated.

Patent Litigation

On February 1, 2008, Wyeth Corporation and Cordis Corporation filed an amended complaint for patent infringement against Abbott Laboratories, adding us and Boston Scientific Scimed, Inc. as additional defendants to the complaint. The suit alleges that the PROMUS® coronary stent system, supplied to us by Abbott, infringes three U.S. patents (the Morris patents) owned by Wyeth and licensed to Cordis. The suit was filed in the U.S. District Court for the District of New Jersey seeking monetary and injunctive relief. In January 2011, Wyeth and Cordis withdrew their infringement claim as to one of the patents. On January 19, 2012, the District Court found the remaining two patents invalid. Wyeth and Cordis filed an appeal on February 14, 2012.

On September 22, 2009, Cordis Corporation, Cordis LLC and Wyeth Corporation filed a complaint for patent infringement against Abbott Laboratories, Abbott Cardiovascular Systems, Inc., Boston Scientific Scimed, Inc. and us alleging that the PROMUS® coronary stent system, supplied to us by Abbott, infringes a patent (the Llanos patent) owned by Cordis and Wyeth. The suit was filed in the U.S. District Court for the District of New Jersey seeking monetary and injunctive relief. In August 2010, Cordis filed an amended complaint to add an additional patent and in September 2010, we filed counterclaims of invalidity and non-infringement. On October 26, 2011, the District Court granted Cordis' motion to add the Promus Element stent system to the case. On February 6, 2012, the District Court granted our motion to stay the action until the conclusion of the reexaminations against the Llanos patents that are pending in the U.S. Patent and Trademark Office.

On December 4, 2009, we, along with Boston Scientific Scimed, Inc., filed a complaint for patent infringement against Cordis Corporation alleging that its Cypher Mini™ stent product infringes a U.S. patent (the Jang patent) owned by us. In April 2011, the U.S. District Court for the District of Delaware granted summary judgment that Cordis willfully infringed the Jang patent. After a trial on damages in May 2011, the jury found in favor of Boston Scientific for lost profits of approximately $18.5 million and royalties of approximately $1 million. On March 13, 2012, the District Court granted our motion for enhanced damages, resulting in a total damages award of approximately $41 million. On February 12, 2013, the Court of Appeals affirmed the District Court's judgment in favor of Boston Scientific.

On January 15, 2010, Cordis Corporation filed a complaint against us and Boston Scientific Scimed, Inc. alleging that the PROMUS® coronary stent system, supplied to us by Abbott Laboratories, infringes three patents (the Fischell patents) owned by Cordis. The suit was filed in the U.S. District Court for the District of Delaware and seeks monetary and injunctive relief. In March 2010, we filed counterclaims of invalidity and non-infringement. On June 19, 2012, the District Court found that the PROMUS stent system does not infringe the Fischell patents and that our sales of this product were authorized. On September 7, 2012, Cordis filed a notice of appeal.

On May 19, 2005, G. David Jang, M.D. filed suit against us alleging breach of contract relating to certain patent rights covering stent technology. The suit was filed in the U.S. District Court for the Central District of California seeking monetary damages and rescission of contract. After a Markman ruling relating to the Jang patent rights, Dr. Jang stipulated to the dismissal of certain claims alleged in the complaint with a right to appeal and the parties subsequently agreed to settle the other claims. In May 2007, Dr. Jang filed an appeal with respect to the remaining patent claims and in July 2008, the Court of Appeals vacated the District Court's consent judgment and remanded the case back to the District Court for further clarification. In August 2011, the District Court entered a stipulated judgment that we did not infringe the Jang patent. Dr. Jang filed an appeal on September 21, 2011 and on August 22, 2012, the Court of Appeals vacated the District Court's judgment and remanded the case to the District Court for further proceedings.

On May 25, 2010, Dr. Jang filed suit against Boston Scientific Scimed, Inc. and us alleging breach of contract relating to certain patent rights covering stent technology. In October 2011, the U.S. District Court for the District of Delaware entered judgment in favor of us on the pleadings. On July 31, 2012, the District Court denied Dr. Jang's October 2011 motion for reconsideration or, in the alternative, permission to amend his complaint. Dr. Jang filed an appeal on August 28, 2012.

On March 16, 2009, OrbusNeich Medical, Inc. filed suit against us alleging that our VeriFLEX™ (Liberté®) bare-metal coronary stent system infringes two U.S. patents (the Addonizio and Pazienza patents) owned by it. The complaint also alleged breach of contract and misappropriation of trade secrets and seeks monetary and injunctive relief. The suit is pending in the U.S. District Court for the District of Massachusetts. In September 2009, OrbusNeich filed an amended complaint against us alleging additional state law claims. In March 2010, the District Court dismissed OrbusNeich's unjust enrichment and fraud claims, but denied our motion to dismiss the remaining state law claims. OrbusNeich amended its complaint in April 2010 to add another patent (another Addonizio patent). In January 2011, OrbusNeich amended its complaint to drop its misappropriation of trade secret, statutory and unfair competition claims and in July 2011, it further amended its complaint to include allegations that our ION™ coronary stent system infringes two additional patents. On February 24, 2012, the District Court granted our motion to stay the patent claims, and on June 4, 2012, the District Court stayed the breach of contract claim, in each case, pending re-examination of the patents in suit.

On November 17, 2009, Boston Scientific Scimed, Inc. filed suit against OrbusNeich Medical, Inc. and certain of its subsidiaries in the Hague District Court in the Netherlands alleging that OrbusNeich's sale of the Genous stent infringes a patent owned by us (the Keith patent) and seeking monetary damages and injunctive relief. On March 13, 2012, the Hague Court of Appeals denied our request for preliminary relief.

On September 27, 2010, Boston Scientific Scimed, Inc., Boston Scientific Ltd., Endovascular Technologies, Inc. and we filed suit against Taewoong Medical, Co., Ltd., Standard Sci-Tech, Inc., EndoChoice, Inc. and Sewoon Medical Co., Ltd for infringement of three patents on stents for use in the GI system (the Pulnev and Hankh patents) and against Cook Medical Inc. (and related entities) for infringement of the same three patents and an additional patent (the Thompson patent). The suit was filed in the U.S. District Court for the District of Massachusetts seeking monetary damages and injunctive relief. In December 2010, we amended our complaint to add infringement of six additional Pulnev patents. In January 2011, the defendants filed a counterclaim of invalidity and unenforceability. In December 2011, we amended the complaint to add Chek-Med Systems d/b/a GI Supply as a defendant.

On May 17, 2010, Dr. Luigi Tellini filed suit against us and certain of our subsidiaries, Guidant Italia S.r.l. and Boston Scientific S.p.A., in the Civil Tribunal in Milan, Italy alleging certain of our Cardiac Rhythm Management (CRM) products infringe an Italian patent (the Tellini patent) owned by Dr. Tellini and seeking monetary damages. In January 2011, Dr. Tellini refiled amended claims after his initial claims were dismissed without prejudice to refile.

In February 2013, Orbus International B.V. filed suits against the Company and two Dutch subsidiaries in the Hague District Court in the Netherlands and Orbus Medical GmbH filed suit against a German subsidiary of the Company in the Duesseldorf District Court in Germany. Each of these matters alleges that the Company's sale of stent systems using the Element design infringe European patents licensed to Orbus. In one Dutch matter, Orbus is seeking cross border, preliminary injunctive relief, and a hearing is scheduled for April 3, 2013. In the other Dutch matter, Orbus is seeking damages and injunctive relief, and a hearing is scheduled for December 20, 2013. In the German matter, Orbus is seeking preliminary injunctive relief, and a hearing is scheduled for March 26, 2013.

Product Liability Litigation

Fewer than ten individual lawsuits remain pending in various state and federal jurisdictions against Guidant alleging personal injuries associated with defibrillators or pacemakers involved in certain 2005 and 2006 product communications. Further, we are aware of approximately 30 Guidant product liability lawsuits pending in international jurisdictions associated with defibrillators or pacemakers, including devices involved in the 2005 and 2006 product communications. Six of these suits are pending in Canada and were filed as class actions, four of which are stayed pending the outcome of two lead class actions. On April 10, 2008, the Justice of Ontario Court certified a class of persons in whom defibrillators were implanted in Canada and a class of family members with derivative claims. On May 8, 2009, the Justice of Ontario Court certified a class of persons in whom pacemakers were implanted in Canada and a class of family members with derivative claims. In each case, these matters generally seek monetary damages from the Company.

As of February 22, 2013, there were over 3,900 product liability cases or claims asserted against us in various federal and state courts across the country alleging personal injury associated with use of our transvaginal surgical mesh products designed to treat stress urinary incontinence and pelvic organ prolapse.  Generally, the plaintiffs allege design and manufacturing claims, failure to warn, breach of warranty, fraud, violations of state consumer protection laws and loss of consortium claims.  Many of the cases have been specially assigned to one judge in state court in Massachusetts. On February 7, 2012, the Judicial Panel on Multi-District Litigation (MDL) established MDL-2326 in the U.S. District Court for the Southern District of West Virginia and transferred the federal court transvaginal surgical mesh cases to MDL-2326 for coordinated pretrial proceedings. In addition, in October 2012 we were contacted by the Attorney General for the State of California informing us that their office and certain other state attorneys general offices intend to initiate a civil investigation into our sale of transvaginal surgical mesh products.

Governmental Investigations and Qui Tam Matters

In December 2007, we were informed by the U.S. Attorney's Office for the Northern District of Texas that it was conducting an investigation of allegations related to improper promotion of biliary stents for off-label uses. The allegations were set forth in a qui tam complaint, which named us and certain of our competitors. Following the federal government's decision not to intervene in the case, the U.S. District Court for the Northern District of Texas unsealed the complaint. In March 2011, the District Court issued an order granting our motion to dismiss and, in March 2012, issued its opinion ordering that all claims against us be dismissed, some of which were dismissed with prejudice and some of which were dismissed without prejudice to the relator's right to amend those claims. On April 6, 2012, the relator filed a motion for reconsideration of the dismissals of the claims that were dismissed with prejudice, and on August 24, 2012, the District Court denied the motion for reconsideration. On September 14, 2012, the relator filed and served an amended complaint restating the claims that the District Court dismissed without prejudice, and on January 17, 2013, the District Court granted our motion to dismiss with prejudice all of the relator's remaining claims against us. On February 15, 2013, the relator filed a notice of appeal with the U.S. Court of Appeals for the Fifth Circuit.

On June 27, 2008, the Republic of Iraq filed a complaint against our wholly-owned subsidiary, BSSA France, and 92 other defendants in the U.S. District Court of the Southern District of New York. The complaint alleges that the defendants acted improperly in connection with the sale of products under the United Nations Oil for Food Program. The complaint also alleges Racketeer Influenced and Corrupt Organizations Act (RICO) violations, conspiracy to commit fraud and the making of false statements and improper payments, and it seeks monetary and punitive damages. A hearing on the pending motion to dismiss was held on October 26, 2012, and on February 6, 2013, the District Court dismissed the complaint with prejudice on standing and jurisdictional grounds.

On October 17, 2008, we received a subpoena from the U.S. Department of Health and Human Services, Office of the Inspector General requesting information related to the alleged use of a skin adhesive in certain of our CRM products. In early 2010, we learned that this subpoena was related to a qui tam action filed in the U.S. District Court for the Western District of New York. After the federal government declined to intervene in the original complaint, the relator in the qui tam action filed an amended complaint alleging that Guidant violated the False Claims Act by selling certain PRIZM 2 devices and seeking monetary damages. In July 2010, we were served with the amended unsealed qui tam complaint filed by James Allen, an alleged device recipient. The civil division of the Department of Justice (DOJ) was later allowed to intervene in the Allen qui tam action and to transfer the litigation to the U.S. District Court for the District of Minnesota. In January 2011, the DOJ filed a civil False Claims Act complaint against us and Guidant (and other related entities) in the Allen qui tam action. On April 5, 2012, the District Court entered a revised scheduling order setting the case for trial on November 18, 2013.

On March 12, 2010, we received a Civil Investigative Demand (CID) from the Civil Division of the U.S. Department of Justice requesting documents and information relating to reimbursement advice offered by us relating to certain CRM devices. We are cooperating with the request.

On March 22, 2010, we received a subpoena from the U.S. Attorney's Office for the District of Massachusetts seeking documents relating to the former Market Development Sales Organization that operated within our CRM business. We are cooperating with the request. On October 21, 2011, the U.S. District Court for the District of Massachusetts unsealed a qui tam complaint that relates to the subject matter of the U.S. Attorney's investigation, after the federal government declined to intervene in the matter. Subsequently, on January 30, 2012, the relator filed an amended complaint. On July 5, 2012, the District Court issued an opinion and order dismissing the amended complaint for lack of subject matter jurisdiction. On July 12, 2012, the relator appealed the judgment of dismissal to the U.S. Court of Appeals for the First Circuit, and oral argument was held on February 7, 2013.

On August 3, 2012, we were served with a qui tam complaint that had previously been filed under seal against Boston Scientific Neuromodulation Corp. in the U.S. District Court for the District of New Jersey on March 2, 2011. On August 8, 2012, we learned that the federal government had previously declined to intervene in this matter. The relators' complaint, now unsealed, alleges that Boston Scientific Neuromodulation Corp. violated the federal and various states' false claims acts through submission of fraudulent bills for implanted devices, under-reporting of certain adverse events, and off-label promotions. On September 10, 2012, the relators filed an amended complaint revising and restating certain of the claims in the original complaint, and on October 24, 2012, we filed a motion to dismiss the amended complaint.

Other Proceedings

On September 25, 2006, Johnson & Johnson filed a lawsuit against us, Guidant and Abbott Laboratories in the U.S. District Court for the Southern District of New York. The complaint alleges that Guidant breached certain provisions of the amended merger agreement between Johnson & Johnson and Guidant (Merger Agreement) as well as the implied duty of good faith and fair dealing. The complaint further alleges that Abbott and we tortiously interfered with the Merger Agreement by inducing Guidant's breach. The complaint seeks certain factual findings, damages in an amount no less than $5.5 billion and attorneys' fees and costs. In August 2007, the judge dismissed the tortious interference claims against us and Abbott and the implied duty of good faith and fair dealing claim against Guidant. On June 20, 2011, Guidant filed a motion for summary judgment, and the hearing on this motion was held on July 25, 2012.

On October 5, 2007, Dr. Tassilo Bonzel filed a complaint against Pfizer, Inc. and our Schneider subsidiaries and us in the District Court in Kassel, Germany alleging that a 1995 license agreement related to a catheter patent is invalid under German law and seeking monetary damages. In June 2009, the District Court dismissed all but one of Dr. Bonzel's claims and in October 2009, he added new claims. We opposed the addition of the new claims. The District Court ordered Dr. Bonzel to select the claims he would pursue and in January 2011, he made that selection. A hearing is scheduled for July 26, 2013.

On September 28, 2011, we served a complaint against Mirowski Family Ventures LLC for a declaratory judgment that we have paid all royalties owed and did not breach any contractual or fiduciary obligations arising out of a license agreement. Mirowski answered and filed counterclaims requesting damages. The case is pending in the U.S. District Court for the Southern District of Indiana.

Refer to Note J - Income Taxes for information regarding our tax litigation.

Matters Concluded Since December 31, 2011

On June 26, 2008, the U.S. Attorney's Office for the District of Massachusetts issued a subpoena to us under the Health Insurance Portability & Accountability Act of 1996 (HIPAA) pursuant to which the U.S. Department of Justice requested the production of certain documents and information related to our biliary stent business. We cooperated with the subpoena request and related investigation. On February 9, 2012, the U.S. Attorney's Office for the District of Massachusetts advised us that it was discontinuing its investigation.

On August 19, 2010, the Iron Workers District Council Southern Ohio and Vicinity Pension Trust filed a putative shareholder derivative class action lawsuit against us and our Board of Directors in the U.S. District Court for the District of Delaware. The allegations and remedies sought in the complaint were largely the same as those in the original complaint filed by the City of Roseville Employees' Retirement System on April 9, 2010 and discussed below. In October 2011, the District Court granted our motion to dismiss this action without prejudice to refile an amended complaint and the plaintiffs filed a motion to stay the proceedings to allow them to make discovery demands before filing an amended complaint. On June 14, 2012, the District Court dismissed this case with prejudice.

Guidant or its affiliates were defendants in five separate actions brought by private third-party providers of health benefits or health insurance (TPPs). In these cases, plaintiffs alleged various theories of recovery, including derivative tort claims, subrogation, violation of consumer protection statutes and unjust enrichment, for the cost of healthcare benefits they allegedly paid in connection with the devices that were the subject of Guidant's product communications. One of the TPP actions was remanded by the Multi-District Litigation judge to the U.S. District Court for the Southern District of Florida and has since been resolved and dismissed with prejudice. Two other TPP actions brought by Blue Cross & Blue Shield plans and United Healthcare and its affiliates were settled and dismissed with prejudice in June 2010. In 2011, we reached an agreement in principle to settle the other two TPP matters for approximately $3 million in the aggregate and in July 2012, we finalized the settlement.

On October 24, 2008, we received a letter from the DOJ informing us of an investigation related to alleged off-label promotion of surgical cardiac ablation system devices to treat atrial fibrillation. In 2009, the U.S. District Court for the Southern District of Texas partially unsealed a qui tam complaint which was the basis for the DOJ investigation. In August 2009, the federal government declined to intervene in this matter at that time. After the District Court dismissed the first amended complaint, the relator filed a second amended complaint in April 2011 in which the relator dropped all of the False Claims Act allegations, but continued to claim that the relator was discharged from Guidant in retaliation for complaining about the alleged false claims. On July 26, 2012, the relator filed a stipulation to voluntarily dismiss the second amended complaint, and on August 7, 2012, the District Court dismissed the second amended complaint.

On April 9, 2010, the City of Roseville Employees' Retirement System, individually and on behalf of purchasers of our securities during the period from April 20, 2009 to March 12, 2010, filed a purported securities class action suit against us and certain of our current and former officers in the U.S. District Court for the District of Massachusetts. The suit alleged certain violations of the Securities Exchange Act of 1934, as amended, claiming that our stock price was artificially inflated because we failed to disclose certain matters with respect to our CRM business, and sought unspecified monetary damages. In July 2010, the District Court appointed KBC Asset Management NV and Steelworkers Pension Trust as co-lead plaintiffs for the case. In September 2010, the plaintiffs filed an amended class action complaint narrowing the alleged class period from October 20, 2009 to February 10, 2010. In September 2011, the District Court granted our motion to dismiss the action, and on July 12, 2012, the U.S. Court of Appeals for the First Circuit issued its decision affirming the dismissal.

On May 27, 2011, Body Science LLC filed suit against us in the U.S. District Court for the Northern District of Illinois, alleging that our Latitude® Patient Management System and Latitude® Blood Pressure Monitor infringed two U.S. patents (the Besson patents) owned by them. In July 2011, Body Science amended its complaint to add several cardiac resynchronization therapy defibrillator and implantable cardioverter defibrillator devices that are compatible with the Latitude® Patient Management System. On August 6, 2012, the United States Judicial Panel on Multi-District Litigation transferred the case to the U.S. District Court for the District of Massachusetts. On September 26, 2012, the parties settled this matter for an amount not significant to Boston Scientific.
Litigation-Related Charges and Credits
During 2012 and 2011, we recorded net litigation-related charges in the amount of $192 million and $48 million, respectively. In 2010 we recorded a litigation-related credit of $104 million associated with a settlement of a dispute we had with Medinol Ltd. We continue to assess certain litigation and claims to determine the amounts, if any, that management believes will be paid as a result of such claims and litigation and, therefore, additional losses may be accrued and paid in the future, which could materially adversely impact our operating results, cash flows and/or our ability to comply with our debt covenants.